Capital Stock - Series D Preferred Stock Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013	Dec. 30, 2008	May. 12, 2008	Feb. 28, 2015	Nov. 30, 2014	Oct. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333	5,000,000	10,125,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							43
Total proceeds							$ 4,700
Preferred stock, price per share							$ 100,000
Preferred stock, shares issued												43	43	43
Preferred stock, shares outstanding												43	43	43
Initial conversion price							$ 0.25
Issuance of common stock from conversion of preferred stock, shares							400,000
Series D Preferred Stock [Member] | X-Master Inc. [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							10
Series D Preferred Stock [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							33
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued												300,000	300,000	300,000
Preferred stock, shares outstanding												300,000	300,000	300,000
Initial conversion price								$ 0.50	$ 0.04480	$ 0.05760	$ 0.06447
Convertible preferred stock, conversion price												$ 0.0448	$ 0.0576